Leases - Schedule of Future Minimum Lease Receivables under Non-cancellable Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 5,875	$ 9,095
Up to one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	3,000	3,220
One to five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum lease receivables under non -cancelable leases	$ 2,875	$ 5,875